NET LOSS PER SHARE (Schedule of Net Loss Per Share from Continuing and Discontinued Operations) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic and Diluted loss per share:
Net loss from continuing operations	$ (0.62)	$ (0.86)	$ (1.00)
Loss from discontinued operation	(0.33)		(0.02)
Total Basic and diluted net loss per share	$ (0.95)	$ (0.86)	$ (1.02)